Document and Entity Information (USD $)	12 Months Ended
Dec. 31, 2012
Document and Entity Information
Entity Registrant Name	AUSTRALIAN CANADIAN OIL ROYALTIES LTD
Document Type	20-F
Document Period End Date	Dec. 31, 2012
Amendment Flag	false
Entity Central Index Key	0001061288
Current Fiscal Year End Date	--12-31
Entity Common Stock, Shares Outstanding	49,960,000
Entity Filer Category	Smaller Reporting Company
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Well-known Seasoned Issuer	No
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	FY
Entity Public Float	$ 0
Entity Incorporation, Date of Incorporation	Apr. 28, 1997
Entity Incorporation, State Country Name	Vancouver, British Columbia, Canada